UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			     WASHINGTON, D.C  20549

				FORM 13F

			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:		Geneva Capital Management Ltd.
Address:	250 E. Wisconsin Avenue
		Suite 1050
		Milwaukee, WI  53202

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:		Amy S. Croen
Title:		Executive Vice President
		Principal
Phone:		414-224-6002
Signature, Place, and Date of Signing:

		Amy S. Croen	Milwaukee, Wisconsin	May 3, 2000

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for the Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		57

Form 13F Information Table Value Total:		$418,837

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Acxiom Corp.                   COM              005125109     7102   213585 SH       SOLE                    35465            178120
Biogen                         COM              090597105     8286   118579 SH       SOLE                    24119             94460
Cardinal Health Inc.           COM              14149Y108     4218    91945 SH       SOLE                    20986             70959
Catalina Marketing Corp.       COM              148867104     6479    63995 SH       SOLE                     9530             54465
Chevron Corp.                  COM              166751107      649     7025 SH       SOLE                     1650              5375
Cintas Corp.                   COM              172908105     5828   148719 SH       SOLE                    24685            124034
Cisco Systems                  COM              17275R102    27164   351350 SH       SOLE                    61980            289370
Citrix Systems Inc.            COM              177376100    14207   214440 SH       SOLE                    35340            179100
Comverse Technologies          COM              205862402    23777   125806 SH       SOLE                    23961            101844
Concord EFS                    COM              206197105     7412   323134 SH       SOLE                    52564            270570
DEVRY Inc.                     COM              251893103    10469   343235 SH       SOLE                    62480            280755
Dionex Corp.                   COM              254546104     2154    65399 SH       SOLE                     6169             59230
Ecolab, Inc.                   COM              278865100      815    22220 SH       SOLE                     3310             18910
Electronic Arts Inc.           COM              285512109     7738   108700 SH       SOLE                    17800             90900
Expeditors Int'l of Washington COM              302130109     9034   227265 SH       SOLE                    39160            188105
FIserv Inc.                    COM              337738108    11379   305981 SH       SOLE                    56662            249319
Fastenal Co.                   COM              311900104     7190   150176 SH       SOLE                    25341            124835
Fifth Third Bancorp            COM              316773100     8730   138567 SH       SOLE                    25910            112657
General Electric               COM              369604103     5915    38008 SH       SOLE                     9965             28043
Guidant Corp.                  COM              401698105     2407    40875 SH       SOLE                     4825             36050
Harley Davidson                COM              412822108    13770   173480 SH       SOLE                    34550            138930
Hewlett Packard                COM              428236103     3108    23390 SH       SOLE                     4825             18565
Home Depot Inc.                COM              437076102    17053   264384 SH       SOLE                    48787            215597
Ingersoll-Rand                 COM              456866102      290     6550 SH       SOLE                      175              6375
Intel Corp.                    COM              458140100    19420   147191 SH       SOLE                    28250            118941
Interim Services               COM              45868P100     4252   229045 SH       SOLE                    42925            186120
Johnson & Johnson              COM              478160104     1872    26649 SH       SOLE                     7655             18994
Kaydon Corp.                   COM              486587108      318    11650 SH       SOLE                     2650              9000
Keane Inc.                     COM              486665102     4549   180145 SH       SOLE                    38055            142090
Kimberly Clark                 COM              494368103      789    14075 SH       SOLE                     4825              9250
Kohls Corp.                    COM              500255104    17760   173270 SH       SOLE                    35750            137520
Legato Systems, Inc.           COM              524651106     9529   213529 SH       SOLE                    33835            179694
Linear Technology Corp.        COM              535678106    10589   192530 SH       SOLE                    29340            163190
Marshall & Ilsley              COM              571834100     7677   132928 SH       SOLE                    20712            112216
Medimmune Inc.                 COM              584699102     4607    26460 SH       SOLE                     4400             22060
Merck & Co.                    COM              589331107     2265    36455 SH       SOLE                     9975             26480
Microsoft Corp.                COM              594918104    10393    97820 SH       SOLE                    20660             77160
Minimed Inc.                   COM              60365k108     5819    44935 SH       SOLE                     7020             37915
O'Reilly Auto Parts            COM              686091109     4764   335763 SH       SOLE                    62933            272830
Omnicom Group Inc.             COM              681919106    11162   119221 SH       SOLE                    18846            100375
Patterson Dental Co.           COM              703412106     8504   222339 SH       SOLE                    37969            184370
Paychex, Inc                   COM              704326107    13426   256350 SH       SOLE                    48438            207912
Phillips Petroleum             COM              718507106     1034    22350 SH       SOLE                     8700             13650
Procter & Gamble               COM              742718109      704    12455 SH       SOLE                     3680              8775
SBC Communications             COM              78387G103      710    16843 SH       SOLE                     2367             14476
Sanmina Corp.                  COM              800907107     6618    97960 SH       SOLE                    13750             84210
Schlumberger                   COM              806857108     2206    28837 SH       SOLE                    10000             18837
Scholastic Corp.               COM              807066105     6689   124020 SH       SOLE                    16820            107200
Southwest Airlines             COM              844741108     7244   348064 SH       SOLE                    65170            282894
Starbucks                      COM              855244109     7610   169814 SH       SOLE                    32739            137075
SunGard Data Sys.              COM              867363103    12469   330309 SH       SOLE                    60104            270205
Tribune Co.                    COM              896047107     4698   128490 SH       SOLE                    27025            101465
Valspar Corp.                  COM              920355104     7637   199346 SH       SOLE                    38071            161275
Wal Mart Stores                COM              931142103      726    12855 SH       SOLE                     2630             10225
Walgreen Co.                   COM              931422109     9627   373849 SH       SOLE                    77325            296524
Wells Fargo Corp.              COM              949746101     2788    68418 SH       SOLE                    15400             53018
Zebra Technologies             COM              989207105     5210   104204 SH       SOLE                    15959             88245